Interest Expense	12 Months Ended
Jun. 30, 2025
Interest Expense [Abstract]
Interest expense
15.	Interest expense

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Interest expense on loan payables to related companies	344,155	240,153	60,246	14,315
Interest on lease liabilities (Note 12)	210,365	182,280	114,732	27,263
Lease modification	112,352	-	-	-
	666,872	422,433	174,978	41,578